FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 16- FAIR VALUE MEASUREMENTS

The following tables present information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement hierarchy has been established for inputs in valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The fair value hierarchy levels are summarized below:
·           Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
·           Level 2 inputs are inputs that are observable for the asset or liability, either directly or indirectly.
·           Level 3 inputs are unobservable and contain assumptions of the party fair valuing the asset or liability.

Determination of the appropriate level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement for the instrument or security.  Assets and liabilities measured at fair value on a recurring basis segregated by fair value hierarchy level are summarized below:

At December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$-	$3,030	$-	$3,030
State and political subdivisions	-	55,091	-	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	-	47,494	-	47,494
Residential real estate mortgage-backed securities privately issued	-	8,888	-	8,888
Total investment securities available for sale	$-	$114,503	$-	$114,503

Liabilities
Forward loan sales	$-	$-	$6	$6

At December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$-	$6,059	$-	$6,059
Corporate debt securities		3,563	-	3,563
State and political subdivisions	-	48,208	-	48,208
Residential mortgage-backed securities issued by quasi- governmental agencies	-	52,886	-	52,886
Residential real estate mortgage- backed securities privately issued	-	13,605	-	13,605
Total investment securities available for sale	$-	$124,321	$-	$124,321

Forward loan sales	$-	$-	$3	$3

Investment and mortgage-backed securities available for sale are valued primarily by a third party pricing agent. U.S. Government and federal agency and corporate debt securities are primarily priced through a multi-dimensional relational model, a Level 2 hierarchy, which incorporates dealer quotes and other market information including, defined sector breakdown, benchmark yields, base spread, yield to maturity, and corporate actions.  State and political subdivision securities are also valued within the Level 2 hierarchy using inputs with a series of matrices that reflect benchmark yields, ratings updates, and spread adjustments. Mortgage-backed securities include FHLMC, GNMA, and FNMA certificates and privately issued real estate mortgage investment conduits which are valued under a Level 2 hierarchy using a matrix correlation to benchmark yields, spread analysis, and prepayment speeds.

The fair value of forward loan sales is determined at the time the underlying loan is identified as held for sale with changes in fair value correlated to the change in secondary market loan pricing. The value is adjusted to reflect the Company's historical loan “fallout” experience which incorporates such factors as changes in market rates, origination channels and loan purpose.

The following table presents additional information about assets measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value:

Forward loan sales	2011	2010
	(in thousands)

Beginning balance, January 1	$3	$21
Total losses- realized/unrealized:
Included in earnings	(9)	(18)
Included in other comprehensive income	-	-
Purchases, issuances, and settlements	-	-
Ending balance, December 31	$(6)	$3

Assets and liabilities measured at fair value on a nonrecurring basis segregated by fair value hierarchy level are summarized below:

At December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
	(in thousands)
Assets
Impaired loans	$-	$-	$8,091	$8,091
Real estate acquired through foreclosure	-	-	11,731	11,731
Mortgage servicing rights	-	763	-	763

At December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets
Impaired loans	$-	$-	$11,375	$11,375
Real estate acquired through foreclosure	-	-	7,482	7,482
Mortgage servicing rights	-	878	-	878

Impaired loans are evaluated and valued while the loan is identified as impaired, at the lower of the recorded investment in the loan or fair value. Real estate acquired through foreclosure is initially valued at the lower of the recorded investment in the loan or fair value at foreclosure and subsequently adjusted for further decreases in market value, if necessary.  Fair value is determined by using the value of the collateral securing the loans and is therefore classified as a Level 3 hierarchy.  The value of the real estate securing impaired loans and real estate acquired through foreclosure is based on appraisals prepared by qualified independent licensed appraisers contracted by the Company to perform the assessment.

The Company retains a qualified valuation service to calculate the amortized cost and to determine the fair value of the mortgage servicing rights. The valuation service utilizes discounted cash flow analyses adjusted for prepayment speeds, market discount rates and conditions existing in the secondary servicing market. Hence, the fair value of mortgage servicing rights is deemed a Level 2 hierarchy. The amortized cost basis of the Company's mortgage servicing rights was $1.0 million at December 31, 2011 and 2010. The fair value of the mortgage servicing rights was $763,000 and $878,000 at December 31, 2011 and 2010, respectively.